Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent Events

26.	Subsequent Events

26.1

The majority of the Convertible Promissory Notes outstanding as of December 31, 2023 had a maturity date of January 1, 2024. The Company proposed and all of the Convertible Promissory Note holders agreed to extend the maturity date to March 31, 2024, in exchange for a payment, upon IPO, of 5% of the principal value of their Notes in cash. In April, all of the Convertible Promissory Note holders agreed to extend the maturity date to April 30, 2024 for additional compensation of 2% of the principal value. The Convertible Promissory Notes are currently in default; however in June 2024, the Company is seeking to extend the maturity date of April 30, 2024. The Company is seeking the Convertible Promissory Note holders’ agreement to extend the maturity date to September 1, 2024. In return, the Company will provide the Convertible Promissory Note holders additional compensation in the amount of 5% of the principal amount outstanding, payable in ADSs issued within 7 days of the IPO. In addition, the Company, will increase the discount offered to those who convert the full principal value of their Convertible Promissory Notes into RanMarine ADSs at the IPO to a 30% discount off of the IPO price. If the final IPO structure includes one or more warrants, the Convertible Promissory Note holders will receive the same warrant(s) for any principal amount that is converted into RanMarine ADSs. The Company believes that the Convertible Promissory Note holders will agree to the extension as they have done twice before.

26.2

Subsequent to December 31, 2023, the Company issued additional bridge loans totaling € 0.7 million. € 0.4 million of this amount are notes payable with an average interest rate of 18.7% that will be settled in cash. € 0.3 million is a convertible note payable that will be converted into equity with a 25% discount at the event of an IPO. The loans have maturity dates between August, 2024 and December, 2024.